Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other assets
Schedule of other assets

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Input value-added tax recoverable for solar power plants (1)	196,543	187,286
Long-term deposits	27,433	59,154

Total	223,976	246,440

(1) As of December 31, 2016, input value-added tax recoverable for solar power plants was RMB 237,307, with RMB 196,543 included in non-current assets and RMB 40,764 in current assets (Refer to Note 9 Other current assets). As of December 31, 2017, input value-added tax recoverable for solar power plants was RMB 253,616, with RMB 187,286 included in non-current assets and RMB 66,330 in current assets (Refer to Note 9 Other current assets). The input value-added tax recoverable was classified as current and non-current assets based on management’s best estimation of the expected utilization in the next twelve months as of the balance sheet date.